A T C | Fidelity Emerging Markets Discovery Fund
Supplement to the
Fidelity Advisor® Emerging Markets Discovery Fund
Class A, Class T, and Class C
December 30, 2013
Prospectus

The following information supplements similar information for found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Allocating the fund's assets across emerging markets sectors, using different Fidelity managers.